Benefit Plans, Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Plan [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	$ 44,157	$ 47,227	$ 43,100
Retirement Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	31,143	34,144
Retirement Plan [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	13,014	13,083
Retirement Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	44,157	47,227
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,147	1,034
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,147	1,034
Retirement Plan [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	27,420	32,509
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	27,420	32,509
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	9,376	6,920
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	9,376	6,920
Retirement Plan [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,638	6,163
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,638	6,163
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	576	601
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	576	601
Postretirement Benefits [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	22,091	22,922	$ 20,338
Postretirement Benefits [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	15,636	15,109
Postretirement Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	6,455	7,810
Postretirement Benefits [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	22,091	22,919
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	2,046	406
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	2,046	406
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	13,590	14,703
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	13,590	14,703
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,111	3,512
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,111	3,512
Postretirement Benefits [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,118	3,610
Postretirement Benefits [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,118	3,610
Postretirement Benefits [Member] | State and Political Subdivisions [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | State and Political Subdivisions [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	226	688
Postretirement Benefits [Member] | State and Political Subdivisions [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | State and Political Subdivisions [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	$ 226	$ 688